SHORT-TERM BORROWINGS	12 Months Ended
Jun. 30, 2022
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

NOTE 15. SHORT-TERM BORROWINGS

Short-term borrowings due to third parties consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Short-term borrowings due to third parties:	RMB	RMB	U.S. Dollars
Short-term borrowing, 15% annual interest, due on September 23, 2021*	¥230,000	¥—	$—
Short-term borrowing, interest-free, due on May 12, 2022*	200,000	—	—
Short-term borrowing, interest-free, due on June 21, 2022*	100,000	—	—
Total short-term borrowings due to third parties	¥530,000	¥—	$—

*    The Company repaid the loans in full.

Interest expense for short-term borrowings due to a third party were ¥nil, ¥ 30,000 and ¥nil for the years ended June 30, 2020, 2021 and 2022, respectively.

Short-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a founder, 4.35% annual interest, due on December 21, 2021*	¥5,006,042	¥—	$—
Short-term borrowing from a founder, 4.35% annual interest, due on March 25, 2022*	4,000,000	—	—
Short-term borrowing from a founder’s family member, 0% annual interest, due on December 31, 2021*	670,000	—	—
Short-term borrowing from a founder’s family member, 0% annual interest, due on March 24, 2022*	3,000,000	—	—
Short-term borrowing from a founder, 4.35% annual interest, due on November 17, 2022	—	4,006,767	598,228
Short-term borrowing from a founder, 4.35% annual interest, due on December 26, 2022	—	5,002,389	746,879
Total short-term borrowings due to related parties	¥12,676,042	¥9,009,156	$1,345,107

*    The Company repaid the loans in full on maturity date.

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2021 and 2022.

Interest expense for short-term borrowings due to related parties were ¥ 506,358, ¥ 433,281 and ¥ 397,468 ($59,344) for the years ended June 30, 2020, 2021 and 2022, respectively.